GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
9	GOODWILL AND OTHER INTANGIBLE ASSETS

(a) Intangible assets, net

	December 31,
	2011	2012
	RMB	RMB

Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,473)	(3,692)

	219	—

Unamortized intangible assets
Operating rights (Note 8)	2,868	2,868

Total intangible assets	3,087	2,868

As of December 31, 2011, the Group’s amortized intangible assets represented favorable lease contracts acquired in business combinations. The Group amortizes these favorable lease contracts on a straight-line basis over the remaining lease term ranging from 2 to 6 years from the date of acquisition. As of December 31, 2012, the favorable lease contracts was fully amortized.

Amortization expense for intangible assets was RMB315, RMB191 and RMB219 for the years ended December 31, 2010, 2011 and 2012, respectively and was included in general and administrative expenses.

Operating right represents the legal right acquired in business combination to operate drugstores in certain areas where only one drugstore is permitted to operate according to governmental regulations. Management believes there is no foreseeable limit on the period of time over which the operating right is expected to contribute to the cash flow of the Group. As a result, the operating right is considered to have an indefinite life.

(b) Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
	RMB	RMB

Gross goodwill as of January 1	51,089	51,819
Goodwill acquired during the year (Note 8)	730	—

Gross goodwill as of December 31	51,819	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,819	51,819